Registration No. 333-31131
                                                 Registration No. 811-07659
-----------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              -------------------
                                   FORM N-4


        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

        Pre-Effective Amendment No.                               [ ]


        Post-Effective Amendment No. 6                            [X]



                                    AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]


        Amendment No.  18                                         [X]



                       (Check appropriate box or boxes)

                              -------------------

                            SEPARATE ACCOUNT No. 49
                                      of
        THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                              -------------------

        THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

          1290 Avenue of the Americas, New York, New York 10104
           (Address of Depositor's Principal Executive Offices)
    Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------
                                 MARY P. BREEN
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
        The Equitable Life Assurance Society of the United States
          1290 Avenue of the Americas, New York, New York 10104
                 (Name and Address of Agent for Service)
                              ---------------------

               Please send copies of all communications to:
                              PETER E. PANARITES
                        Freedman, Levy, Kroll & Simonds
                   1050 Connecticut Avenue, N.W., Suite 825
                            Washington, D.C. 20036

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):



[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]      On December 31, 1998 pursuant to paragraph (b) of Rule 485.


[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE


         The principal purpose of this post-effective amendment ("Amendment") is to file three prospectus supplements with respect to new features that have been added to the Accumulator Select line of annuity products and to incorporate, in certain of the supplements, certain features described in Accumulator Select prospectus supplements dated November 30, 1998, as described in the supplements filed as part of the Amendment. In addition, certain related exhibits are being filed. The Amendment does not amend or delete the prospectus, prospectus profile, or statement of additional information, dated May 1, 1998 any supplement thereto (other than the supplements dated November 30, 1998), or any other part of the Registration Statement except as specifically noted herein.


64560vI

                                  SUPPLEMENT TO
                         EQUITABLE ACCUMULATOR(SM) SELECT
                                (IRA, NQ, AND QP)
                        PROSPECTUS DATED MAY 1, 1998, AND
              TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998

          Combination Variable and Fixed Deferred Annuity Certificates

                                    Issued By
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) adds to or changes certain information contained in the Profile and Prospectus dated May 1, 1998, and the Tax Sheltered Annuity prospectus supplement (TSA SUPPLEMENT) dated June 18, 1998. Capitalized terms have the same meaning as in the Prospectus and TSA Supplement.

This prospectus supplement provides information on the following enhancements to the Equitable Accumulator Select Certificates: (1) a new Investment Fund and a new Guarantee Period; and (2) a new Beneficiary Continuation Option.

Information is also provided regarding the reduction in the interest rate credited under the Guaranteed Minimum Income Benefit benefit base and the Guaranteed Minimum Death Benefit from 6% to 5% (from 4% to 3% for amounts in the Alliance Money Market Fund and the Guarantee Periods). The guaranteed minimum annuity purchase factors used in calculating the Guaranteed Minimum Income Benefit will be based on interest at 2.5% for all years.


(1) NEW INVESTMENT OPTIONS
--------------------------

IN THE THIRD PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS, THE NUMBER OF VARIABLE INVESTMENT FUNDS AVAILABLE IS CHANGED FROM 17 TO 18.

THE FOLLOWING IS ADDED UNDER ITEM 4 "INVESTMENT OPTIONS" AT THE END OF THE LIST OF THE EQAT INVESTMENT FUNDS ON PAGE 3 OF THE PROFILE AND AT THE END OF THE THIRD COLUMN UNDER THE LIST OF INVESTMENT FUNDS ON THE COVER PAGE OF THE
PROSPECTUS:

o   MFS Growth with Income

IN ITEM 4 OF THE PROFILE IN THE PARAGRAPH FOLLOWING THE LIST OF INVESTMENT FUNDS, AND THROUGHOUT THE PROSPECTUS, THE DISCUSSION OF AVAILABLE GUARANTEE PERIODS (REFERRED TO AS GUARANTEED FIXED INTEREST ACCOUNTS IN THE PROFILE) IS CHANGED. THE GUARANTEE PERIOD MATURING IN 1999 IS NO LONGER AVAILABLE FOR ALLOCATION. A GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS ADDED.



--------------------------------------------------------------------------------
    Copyright 1999 The Equitable Life Assurance Society of the United States,
                 New York, New York 10104. All rights reserved.
 Accumulator is a service mark and baseBUILDER is a registered service mark of The Equitable Life Assurance Society of the United States.


SUPPLEMENT DATED JANUARY 4, 1999

PROS 4ACS SUPP5 (1/99)

IN ITEM 5 "EXPENSES" BEGINNING ON PAGE 3 OF THE PROFILE, THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE TABLE OF EXPENSES:

--------------------------------------------------------------------------------------------------
                                  TOTAL         TOTAL                          EXAMPLES
                                  ANNUAL       ANNUAL        TOTAL           Total Annual
                               CERTIFICATE    PORTFOLIO      ANNUAL       Expenses at End of:
INVESTMENT FUNDS                 CHARGES       CHARGES      CHARGES          (1)        (2)
                                                                           1 Year     10 Years
MFS Growth with Income             1.60%         0.85%        2.45%        $27.98      $313.31
--------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "HRT AND EQAT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)" ON PAGE 6 OF THE PROSPECTUS:

-------------------------------------------------------------------------------------------------
                                 INVESTMENT                                         TOTAL
                                MANAGEMENT &                        OTHER          ANNUAL
PORTFOLIOS                      ADVISORY FEES    12B-1 FEE(5)     EXPENSES        EXPENSES
----------                      -------------    ---------        --------        --------
MFS Growth with Income (7)          0.55%            0.25%          0.05%           0.85%
-------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER FOOTNOTE (7) ON PAGE 7 OF THE PROSPECTUS:

The MFS Growth with Income Portfolio had initial seed capital invested on December 31, 1998.

THE FOLLOWING IS ADDED AT THE END OF THE SECOND PARAGRAPH UNDER FOOTNOTE (7):

The total annual operating expenses for the MFS Growth with Income Portfolio is limited to 0.85% of the average daily net assets.

THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH UNDER FOOTNOTE (7):

For the MFS Growth with Income Portfolio which had initial seed capital invested on December 31, 1998, absent the expense limitation, we estimate that the other expenses for 1999 will be 0.777%.

THE FOLLOWING IS ADDED AFTER THE "EXAMPLES" TABLE UNDER THE EQAT INVESTMENT FUNDS ON PAGE 8 OF THE PROSPECTUS:

----------------------------------------------------------------------
                           AT THE END OF EACH PERIOD SHOWN, THE
                           EXPENSES WOULD BE:
                           1 YEAR      3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------
MFS Growth with Income     $27.98      $86.05        --        --

THE FOLLOWING REPLACES THE SECOND SENTENCE UNDER THE DESCRIPTION OF "MASSACHUSETTS FINANCIAL SERVICES COMPANY" ON PAGE 12 OF THE PROSPECTUS:

MFS advises MFS Research and MFS Growth with Income, domestic equity portfolios, and MFS Emerging Growth Companies, an aggressive equity portfolio.

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "INVESTMENT POLICIES AND OBJECTIVES OF HRT'S PORTFOLIOS AND EQAT'S PORTFOLIOS" BEGINNING ON PAGE 13 OF THE PROSPECTUS:

    -------------------------------------------------------------------------------------------------------------
            EQAT PORTFOLIO                        INVESTMENT POLICY                          OBJECTIVE
    -------------------------------------------------------------------------------------------------------------

    MFS Growth with Income           Primarily equity securities that the adviser      Reasonable current income
                                     considers to be of high or improving investment   and long-term growth of
                                     quality with due regard for both probable         capital and income
                                     income and probable safety of capital.
    -------------------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE ADVISORY FEE TABLE FOR THE EQAT PORTFOLIOS ON PAGE 34 OF THE PROSPECTUS:

           --------------------------------------------------------
                                            MAXIMUM
                                           INVESTMENT
                                           ADVISORY FEE
           EQAT PORTFOLIO                 (ANNUAL RATE)
           --------------------------------------------------------
           MFS Growth with Income             0.55%

(2) BENEFICIARY CONTINUATION OPTION
-----------------------------------

THE FOLLOWING IS ADDED AFTER THE SECOND PARAGRAPH UNDER "HOW DEATH BENEFIT PAYMENT IS MADE" -- "SUCCESSOR ANNUITANT/CERTIFICATE OWNER" ON PAGE 25 OF THE
PROSPECTUS:

Beneficiary Continuation Option for Traditional IRA Certificates

Upon the death of the Annuitant under a Traditional IRA Certificate, a non-spouse beneficiary may elect to keep the Certificate in the name of the deceased Annuitant, and receive distributions under the Certificate instead of the death benefit being paid in a lump sum. The beneficiary's choices are subject to the conditions in the following paragraphs and depend in part on whether the Annuitant dies before or after the "Required Beginning Date" for required minimum distributions. "Required Beginning Date" is discussed in Part 7 under "Distributions from Traditional IRA Certificates".

If the Annuitant dies after the "Required Beginning Date" for required minimum distributions, the Certificate will continue if: (i) the Annuitant was receiving Minimum Distribution Withdrawals from this Certificate; and (ii) the pattern of Minimum Distribution Withdrawals the Annuitant chose was based in part on the life of the designated beneficiary. The withdrawals will then continue to be paid to the beneficiary on the same basis as the Annuitant chose before death. Our "Minimum Distribution Withdrawals" are described in Part 4. We will have a record as to whether this option is available to the beneficiary. The beneficiary's ability to elect this option may be limited based on the calculation method the Annuitant chose to determine the required minimum distribution amounts. You should contact our Processing Office for further information.

If the Annuitant dies before the "Required Beginning Date" (and therefore was not taking Minimum Distribution Withdrawals under the Certificate), the beneficiary may begin taking Minimum Distribution Withdrawals under the Certificate. The Annuity Account Value will be reset to the death benefit and that amount will be applied to provide the withdrawals. These withdrawals will commence by December 31 of the calendar year following the Annuitant's death and will be based on the beneficiary's life expectancy. If there is more than one beneficiary, the shortest life expectancy is used.

The designated beneficiary must be a natural person and of legal age at the time of election. To elect this option the appropriate form must be completed and sent to our Processing Office within 30 days following the date we receive proof of the Annuitant's death. This option may not currently be available in all states. Your registered representative can provide information about state availability, or you may contact our Processing Office.

While the distributions are in effect, the beneficiary may transfer the Certificate's Annuity Account Value among the Investment Options. However, subsequent contributions will not be permitted and the Guaranteed Minimum Income Benefit and the death benefit (including the Guaranteed Minimum Death Benefit) provisions will no longer be in effect. Although the only withdrawals that will be permitted are Minimum Distribution Withdrawals, the beneficiary may choose at any time to withdraw all of the Annuity Account Value and no withdrawal charges will apply.

================================================================================


IN THE PROFILE AND THROUGHOUT THE PROSPECTUS, "5% ROLL UP TO AGE 80" REPLACES "6% ROLL UP TO AGE 80."

IN THE TABLE UNDER "EXPENSES" IN ITEM 5 OF THE PROFILE, PLEASE NOTE THAT THE EXPENSE NUMBERS WILL BE SLIGHTLY LOWER THAN THE NUMBERS SHOWN DUE TO THE REDUCTION IN THE INTEREST RATE CREDITED UNDER THE GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER "DEATH BENEFIT" IN ITEM 9 OF THE PROFILE:

5% Roll Up to Age 80 -- We add interest to the initial amount at 5% (3% for amounts in the Alliance Money Market Fund and Guaranteed Fixed Interest Accounts) through the annuitant's age 80 (or at the annuitant's death, if earlier). The 5% interest rate will still apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program discussed in item 10 "OTHER INFORMATION."

IN THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 8 OF THE PROSPECTUS, PLEASE NOTE THAT THE NUMBERS WILL BE SLIGHTLY LOWER THAN THE NUMBERS SHOWN DUE TO THE CHANGE IN THE INTEREST RATE CREDITED UNDER THE GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE HEADING "BASEBUILDER BENEFITS" ON PAGE 22 OF THE PROSPECTUS:

The baseBUILDER option provides guaranteed benefits in the form of a Combined Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit. The combined benefit is available for Annuitant issue ages 20 through 75 and is subject to an additional charge (see "baseBUILDER Benefits Charge" in Part 5 of the Prospectus). baseBUILDER provides a degree of protection for you while the Annuitant lives (Income Benefit), as well as for the beneficiary should the Annuitant die. As part of baseBUILDER you will have a choice of two Guaranteed Minimum Death Benefit options for Annuitant issue ages 20 through 75: (i) a 5% Roll Up to Age 80 or (ii) an Annual Ratchet to Age 80. The Guaranteed Minimum Death Benefit choices are still provided under the Certificate even if you do not elect baseBUILDER. The two choices are also provided for Annuitant issue ages 0 through 19 under NQ Certificates and for Annuitant issue ages 76 through 79.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH AND THE CHART FOLLOWING THE PARAGRAPH UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT" ON PAGE 23 OF THE
PROSPECTUS:

Illustrated below are Guaranteed Minimum Income Benefit amounts per $100,000 of initial contribution, for a male Annuitant age 60 (at issue) on Contract Date anniversaries as indicated below, assuming no subsequent contributions, withdrawals, or loans under TSA Certificates, and assuming there were no allocations to the Alliance Money Market Fund or the Guaranteed Period Account.

         ---------------------------------------------------------------
                                            Guaranteed Minimum
                                      Income Benefit -- Annual Income
               Contract Date              Payable for Life with
          Anniversary at Exercise         10 Year Period Certain
         ---------------------------------------------------------------
                   7                              $ 8,315
                  10                               10,341
                  15                               14,924
         ---------------------------------------------------------------

THE FOLLOWING REPLACES THE FIRST THREE PARAGRAPHS UNDER THE SUBHEADING "GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 24 OF THE PROSPECTUS AND THE SECOND PARAGRAPH UNDER THE SUBHEADING "GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 4 OF THE TSA SUPPLEMENT:

Applicable for Annuitant Issue Ages 0 through 79 under NQ Certificates; 20 through 79 under Traditional IRA, Roth IRA and TSA Certificates; and 20 through 70 under QP Certificates

You elect either the "5% Roll Up to Age 80" or the "Annual Ratchet to Age 80" Guaranteed Minimum Death Benefit when you apply for a Certificate. Once elected, the benefit may not be changed.

5% Roll Up to Age 80 -- On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the initial contribution. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 5% (3% for amounts in the Alliance Money Market Fund and the Guarantee Periods) on each Contract Date anniversary (compounded annually) through the Annuitant's age 80 (or at the Annuitant's death, if earlier), and 0% thereafter. An interest rate of 5% will apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program. Under TSA Certificates, while a loan is outstanding, the amount in the loan reserve account will be credited with interest at 3%.

On the date that a subsequent contribution is applied, your current Guaranteed Minimum Death Benefit will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Death Benefit will be adjusted for the withdrawal. See "How Withdrawals Affect Your Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit" below.

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 30 OF THE PROSPECTUS:

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

Guaranteed Minimum Income Benefit benefit base -- Your current Guaranteed Minimum Income Benefit benefit base (described below) will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 5% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 5% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Income Benefit benefit base on a pro rata basis.

5% Roll Up to Age 80 -- If you elect the 5% Roll Up to Age 80 Guaranteed
Minimum Death Benefit, your current Guaranteed Minimum Death Benefit will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 5% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 5% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Death Benefit on a pro rata basis.

Annual Ratchet to Age 80 -- If you elect the Annual Ratchet to Age 80 Guaranteed Minimum Death Benefit, each withdrawal will always reduce your current Guaranteed Minimum Death Benefit on a pro rata basis.

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of the Annuity Account Value (as of the Transaction Date) that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your Annuity Account Value is $30,000 and you withdraw $12,000, you have withdrawn 40% ($12,000/ $30,000) of your Annuity Account Value. If your Guaranteed Minimum Death Benefit was $40,000 prior to the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new Guaranteed Minimum Death Benefit after the withdrawal would be $24,000 ($40,000
- $16,000).

The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your Guaranteed Minimum Income Benefit or Guaranteed Minimum Death Benefit.

THE FOLLOWING REPLACES THE INFORMATION UNDER THE SUBHEADING "GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE" ON PAGE 30 OF THE PROSPECTUS AND THE PARAGRAPH UNDER THE SUBHEADING "GUARANTEED MINIMUM INCOME BENEFIT ON PAGE 4 OF THE TSA
SUPPLEMENT:

On the Contract Date, the Guaranteed Minimum Income Benefit benefit base is equal to the initial contribution. Thereafter, the Guaranteed Minimum Income Benefit benefit base is credited with interest at 5% (3% for amounts in the Alliance Money Market Fund and the Guarantee Periods) on each Contract Date anniversary (compounded annually) through the Annuitant's age 80, and 0% thereafter. An interest rate of 5% will apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program. Under TSA Certificates, while a loan is outstanding, the amount in the loan reserve account will be credited with interest at 3%.

On the date that a subsequent contribution is applied, your current Guaranteed Minimum Income Benefit benefit base will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Income Benefit benefit base will be reduced by (i) the dollar amount of the withdrawal or (ii) the percentage of the Annuity Account Value being withdrawn, as explained above.

Your Guaranteed Minimum Income Benefit benefit base is applied to guaranteed minimum annuity purchase factors to determine the Guaranteed Minimum Income Benefit. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5%, and (ii) mortality tables that assume increasing longevity. These interest and mortality factors are generally more conservative than the basis underlying current annuity purchase factors, which means that they would produce less periodic income for an equal amount applied.

Your Guaranteed Minimum Income Benefit benefit base does not create an Annuity Account Value or a Cash Value and is used solely for purposes of calculating your Guaranteed Minimum Income Benefit.

THE FOLLOWING REPLACES APPENDIX III ON PAGE 58 OF THE PROSPECTUS:

             APPENDIX III: GUARANTEED MINIMUM DEATH BENEFIT EXAMPLE
--------------------------------------------------------------------------------

Under the Certificates the death benefit is equal to the Annuity Account Value or, if greater, the Guaranteed Minimum Death Benefit (see "Guaranteed Minimum Death Benefit" on page 5 of this Supplement and on page 24 of the Prospectus).

The following is an example illustrating the calculation of the Guaranteed Minimum Death Benefit. Assuming $100,000 is allocated to the Investment Funds (with no allocation to the Alliance Money Market Fund or the Guarantee Periods), no subsequent contributions, no transfers, no withdrawals, and no loans under a TSA Certificate, the Guaranteed Minimum Death Benefit for an Annuitant age 45 would be calculated as follows:

   --------------------------------------------------------------------------------------------------------------------
          End of                                              5% Roll Up to Age 80         Annual Ratchet to Age 80
         Contract                   Annuity                    Guaranteed Minimum             Guaranteed Minimum
           Year                  Account Value                   Death Benefit                  Death Benefit
   --------------------------------------------------------------------------------------------------------------------

             1                       $105,000                        $105,000(1)                  $105,000(3)
             2                       $115,500                        $110,250(2)                  $115,500(3)
             3                       $129,360                        $115,763(2)                  $129,360(3)
             4                       $103,488                        $121,551(1)                  $129,360(4)
             5                       $113,837                        $127,628(1)                  $129,360(4)
             6                       $127,497                        $134,010(1)                  $129,360(4)
             7                       $127,497                        $140,710(1)                  $129,360(4)
   --------------------------------------------------------------------------------------------------------------------

The Annuity Account Values for Contract Years 1 through 7 are determined based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The rates of return bear no relationship to past or future investment results.

5% ROLL UP TO AGE 80

(1) At the end of Contract Years 1 and again at the end of Contract Years 4 through 7, the death benefit will be equal to the Guaranteed Minimum Death Benefit.

(2) At the end of Contract Years 2 and 3, the death benefit will be equal to the Annuity Account Value since it is higher than the current Guaranteed Minimum Death Benefit.

ANNUAL RATCHET TO AGE 80

(3) At the end of Contract Years 1, through 3, the Guaranteed Minimum Death Benefit is equal to the current Annuity Account Value.

(4) At the end of Contract Years 4 through 7, the Guaranteed Minimum Death Benefit is equal to the Guaranteed Minimum Death Benefit at the end of the prior year since it is equal to or higher than the current Annuity Account Value.

                                  SUPPLEMENT TO
                         EQUITABLE ACCUMULATOR(SM) SELECT
                                (IRA, NQ AND QP)
                        PROSPECTUS DATED MAY 1, 1998 AND
              TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998

          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES

                                   Issued By:
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) changes certain information in the Equitable Accumulator (IRA, NQ and QP) prospectus dated May 1, 1998, and the Tax Sheltered Annuity prospectus supplement dated June 18, 1998 (TSA SUPPLEMENT). This Supplement describes the baseBUILDER(R) Combined Guaranteed Minimum Income Benefit anD Guaranteed Minimum Death Benefit offered to Annuitant issue ages 76 through 83. Capitalized terms in this supplement have the same meaning as in the Prospectus and TSA Supplement.

The versions of the Combined Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit discussed on page 22 of the prospectus under "baseBUILDER Benefits" and page 4 of the TSA Supplement are not available for Annuitant issue ages 76 through 83. The combined benefit available for these issue ages was offered under prospectus supplements dated May 1, 1998 and June 18, 1998.

The interest rate credited under the Guaranteed Minimum Income Benefit benefit base and the Guaranteed Minimum Death Benefit will be reduced from 4% to 3%. The guaranteed minimum annuity purchase factors used in calculating the Guaranteed Minimum Income Benefit will be based on interest at 2.5% for all years.

The charge for the benefit described in this Supplement is 0.30% of the Guaranteed Minimum Income Benefit benefit base in effect on a Processing Date.

THE EXERCISE DATES AND PERIOD CERTAIN FOR THE GUARANTEED MINIMUM INCOME BENEFIT APPLICABLE TO THE COMBINED BENEFIT IS AS FOLLOWS:

     The Guaranteed Minimum Income Benefit may be exercised only within 30 days following the 7th or later Contract Date anniversary, but in no event later than the Annuitant's age 90.

     The period certain will be 90 less the Annuitant's age at exercise.

THE GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE TO THE COMBINED BENEFIT IS AS
FOLLOWS:

     3% Roll Up to Age 85 - On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the initial contribution. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 3% on each Contract Date anniversary (compounded annually) through the Annuitant's age 85 (or at the Annuitant's death, if earlier), and 0% thereafter.

     On the date that a subsequent contribution is applied, your current Guaranteed Minimum Death Benefit will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Death Benefit will be adjusted for the withdrawal.


--------------------------------------------------------------------------------
    Copyright 1999 The Equitable Life Assurance Society of the United States,
                 New York, New York 10104. All rights reserved.
 Accumulator is a service mark and baseBUILDER is a registered service mark of The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED JANUARY 4, 1999

PROS 4ACS SUPP6 (1/99)

THE FOLLOWING REPLACES THE THIRD PARAGRAPH AND THE CHART FOLLOWING THE PARAGRAPH UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT" ON PAGE 23 OF THE
PROSPECTUS:

Illustrated below are Guaranteed Minimum Income Benefit amounts per $100,000 of initial contribution, for a male Annuitant age 76 (at issue) on Contract Date anniversaries as indicated below, assuming no subsequent contributions, withdrawals, or loans under TSA Certificates.

       ------------------------------------------------------------------------------------------------------------
                 Contract Date                         Form of                     Guaranteed Minimum Income
            Anniversary at Exercise                    Annuity                      Benefit -- Annual Income
       ------------------------------------------------------------------------------------------------------------
                       7                   Life with 7 Year Period Certain                 $ 11,647.84

                       14                             Life only                              21,587.70
       ------------------------------------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 30 OF THE PROSPECTUS:

     Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

     Your current Guaranteed Minimum Income Benefit benefit base (described below) and your current Guaranteed Minimum Death Benefit will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 3% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 3% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Income Benefit benefit base and your current Guaranteed Minimum Death Benefit on a pro rata basis.

     Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of the Annuity Account Value (as of the Transaction Date) that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your Annuity Account Value is $30,000 and you withdraw $12,000, you have withdrawn 40% ($12,000/ $30,000) of your Annuity Account Value. If your Guaranteed Minimum Death Benefit was $40,000 prior to the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new Guaranteed Minimum Death Benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

     The timing of your withdrawals and whether they exceed the 3% threshold described above can have a significant impact on your Guaranteed Minimum Income Benefit or Guaranteed Minimum Death Benefit.

THE FOLLOWING REPLACES THE FIRST TWO PARAGRAPH UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE" ON PAGE 30 OF THE PROSPECTUS:

     On the Contract Date, the Guaranteed Minimum Income Benefit benefit base is equal to the initial contribution. Thereafter, the Guaranteed Minimum Income Benefit benefit base is credited with interest at 3% on each Contract Date anniversary (compounded annually) through the Annuitant's age 85, and 0% thereafter.

     On the date that a subsequent contribution is applied, your current Guaranteed Minimum Income Benefit benefit base will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Income Benefit benefit base will be reduced by (i) the dollar amount of the withdrawal or (ii) the percentage of the Annuity Account Value being withdrawn, as explained above.

     Your Guaranteed Minimum Income Benefit benefit base is applied to guaranteed minimum annuity purchase factors to determine the Guaranteed Minimum Income Benefit. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5%, and (ii) mortality tables that assume increasing longevity. These interest and mortality factors are generally more conservative than the basis underlying current annuity purchase factors, which means that they would produce less periodic income for an equal amount applied.

THE FOLLOWING REPLACES APPENDIX III ON PAGE 58 OF THE PROSPECTUS:

             APPENDIX III: GUARANTEED MINIMUM DEATH BENEFIT EXAMPLE
--------------------------------------------------------------------------------

Under the Certificates the death benefit is equal to the Annuity Account Value or, if greater, the Guaranteed Minimum Death Benefit (see "Guaranteed Minimum Death Benefit" on page 1 of this Supplement and on page 24 of the Prospectus).

The following is an example illustrating the calculation of the Guaranteed Minimum Death Benefit. Assuming $100,000 is allocated to the Investment Funds, no subsequent contributions, no withdrawals, and no loans under a TSA Certificate, the Guaranteed Minimum Death Benefit for an Annuitant age 76 would be calculated as follows:

     --------------------------------------------------------------------
          End of                            3% Roll Up to Age 85
         Contract         Annuity            Guaranteed Minimum
           Year        Account Value           Death Benefit
     --------------------------------------------------------------------

             1           $105,000               $103,000(1)
             2           $115,500               $106,090(1)
             3           $129,360               $109,273(1)
             4           $103,488               $112,551(2)
             5           $113,837               $115,927(2)
             6           $127,497               $119,405(1)
             7           $127,497               $122,987(1)
     --------------------------------------------------------------------

The Annuity Account Values for Contract Years 1 through 7 are determined based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The rates of return bear no relationship to past or future investment results.

(1) For Contract Years 1 through 3, and 6 through 7 the death benefit is equal to the Annuity Account Value.

(2) For Contract Years 4 and 5, the death benefit is equal to the Guaranteed Minimum Death Benefit.

                                  SUPPLEMENT TO
                         EQUITABLE ACCUMULATOR(SM) SELECT
                                (IRA, NQ, AND QP)
                        PROSPECTUS DATED MAY 1, 1998, AND
              TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998

          Combination Variable and Fixed Deferred Annuity Certificates

                                    Issued By
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) updates certain information contained in the Profile and Prospectus dated May 1, 1998, and the Tax Sheltered Annuity prospectus supplement (TSA SUPPLEMENT) dated June 18, 1998. Capitalized terms have the same meaning as in the Prospectus and TSA Supplement.

This prospectus supplement provides information on a new Investment Fund and a new Guarantee Period.

IN THE THIRD PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS, THE NUMBER OF VARIABLE INVESTMENT FUNDS AVAILABLE IS CHANGED FROM 17 TO 18.

THE FOLLOWING IS ADDED UNDER ITEM 4 "INVESTMENT OPTIONS" AT THE END OF THE LIST OF THE EQAT INVESTMENT FUNDS ON PAGE 3 OF THE PROFILE AND AT THE END OF THE THIRD COLUMN UNDER THE LIST OF INVESTMENT FUNDS ON THE COVER PAGE OF THE
PROSPECTUS:

o        MFS Growth with Income

IN ITEM 4 OF THE PROFILE IN THE PARAGRAPH FOLLOWING THE LIST OF INVESTMENT FUNDS, AND THROUGHOUT THE PROSPECTUS, THE DISCUSSION OF AVAILABLE GUARANTEE PERIODS (REFERRED TO AS GUARANTEED FIXED INTEREST ACCOUNTS IN THE PROFILE) IS CHANGED. THE GUARANTEE PERIOD MATURING IN 1999 IS NO LONGER AVAILABLE FOR ALLOCATION. A GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS ADDED.

IN ITEM 5 "EXPENSES" BEGINNING ON PAGE 3 OF THE PROFILE, THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE TABLE OF EXPENSES:

---------------------------------------- ----------------- ---------------- ----------------- ----------------------------
                                              TOTAL             TOTAL                                  EXAMPLES
                                              ANNUAL           ANNUAL            TOTAL               Total Annual
                                           CERTIFICATE        PORTFOLIO          ANNUAL           Expenses at End of:
INVESTMENT FUNDS                             CHARGES           CHARGES          CHARGES              (1)        (2)
                                                                                                   1 Year     10 Years
MFS Growth with Income                         1.60%             0.85%            2.45%            $27.98      $313.31
---------------------------------------- ----------------- ---------------- ----------------- ----------------------------

    Copyright 1999 The Equitable Life Assurance Society of the United States,
                 New York, New York 10104. All rights reserved.
                        Accumulator is a service mark of
           The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED JANUARY 4, 1999

PROS 4ACS SUPP7 (1/99)

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER THE "HRT AND EQAT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)" ON PAGE 6 OF THE PROSPECTUS:

-------------------------------------- -------------------- -------------------- -------------------- --------------------
                                           INVESTMENT                                                        TOTAL
                                          MANAGEMENT &                                  OTHER               ANNUAL
PORTFOLIOS                                ADVISORY FEES        12B-1 FEE(5)           EXPENSES             EXPENSES
----------                                -------------        ---------              --------             --------
MFS Growth with Income (7)                    0.55%                0.25%                0.05%                0.85%
-------------------------------------- -------------------- -------------------- -------------------- --------------------

THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER FOOTNOTE (7) ON PAGE 7 OF THE PROSPECTUS:

The MFS Growth with Income Portfolio had initial seed capital invested on December 31, 1998.

THE FOLLOWING IS ADDED AT THE END OF THE SECOND PARAGRAPH UNDER FOOTNOTE (7):

The total annual operating expenses for the MFS Growth with Income Portfolio is also limited to 0.85% of the average daily net assets.

THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH UNDER FOOTNOTE (7):

For the MFS Growth with Income Portfolio which had initial seed capital invested on December 31, 1998, absent the expense limitation, we estimate that the other expenses for 1999 will be 0.777%.

THE FOLLOWING IS ADDED AFTER THE "EXAMPLES" TABLE UNDER THE EQAT INVESTMENT FUNDS ON PAGE 8 OF THE PROSPECTUS:

-------------------------------------------------------------------------
                              AT THE END OF EACH PERIOD SHOWN, THE
                              EXPENSES WOULD BE:

                              1 YEAR      3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------
MFS Growth with Income        $27.98      $86.05        --        --

THE FOLLOWING REPLACES THE SECOND SENTENCE UNDER THE DESCRIPTION OF "MASSACHUSETTS FINANCIAL SERVICES COMPANY" ON PAGE 12 OF THE PROSPECTUS:

MFS advises MFS Research and MFS Growth with Income, domestic equity portfolios, and MFS Emerging Growth Companies, an aggressive equity portfolio.

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "INVESTMENT POLICIES AND OBJECTIVES OF HRT'S PORTFOLIOS AND EQAT'S PORTFOLIOS" BEGINNING ON PAGE 13 OF THE PROSPECTUS:

    -------------------------------- ------------------------------------------------- ------------------------------
            EQAT PORTFOLIO                          INVESTMENT POLICY                            OBJECTIVE
    -------------------------------- ------------------------------------------------- ------------------------------

    MFS Growth with Income           Primarily equity securities that the adviser      Reasonable current income
                                     considers to be of high or improving investment   and long-term growth of
                                     quality with due regard for both probable         capital and income
                                     income and probable safety of capital.
    -------------------------------- ------------------------------------------------- ------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE ADVISORY FEE TABLE FOR THE EQAT PORTFOLIOS ON PAGE 34 OF THE PROSPECTUS:

                  ---------------------------------------------------
                                                         MAXIMUM
                                                       INVESTMENT
                                                      ADVISORY FEE
                  EQAT PORTFOLIO                      (ANNUAL RATE)
                  ---------------------------------------------------
                  MFS Growth with Income                  0.55%

                                  PART C

                            OTHER INFORMATION


This Part C is amended solely for the purpose of filing the exhibits noted below. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment Nos. 4 and 5 to the Registration Statement.


Item 24.   Financial Statements and Exhibits.
           ---------------------------------

           (b) Exhibits.

           The following additional exhibits are added herewith:

           4(n) Form of Data Pages (as revised) for Equitable Accumulator Select (IRA, NQ, QP, and TSA)

            (o) Form of Endorsement No. 98ENIRAI-IM to Contract No. 1050-94IC and the Certificates under the Contract

           5(f) Form of Enrollment Form/Application (as revised) for Equitable Accumulator Select (IRA, NQ, QP and TSA).

           10(c) Consent of PricewaterhouseCoopers LLP

                                SIGNATURES





As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for the effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City and State of New York, on this 28th day of December, 1998.





                                    SEPARATE ACCOUNT No. 49 OF
                                    THE EQUITABLE LIFE ASSURANCE SOCIETY
                                    OF THE UNITED STATES
                                                (Registrant)

                                    By: The Equitable Life Assurance
                                        Society of the United States


                                    By: /s/ Jerome S. Golden
                                        --------------------
                                            Jerome S. Golden
                                            Executive Vice President,
                                            Product Management Group,
                                            The Equitable Life
                                            Assurance Society of the United
                                            States

                                  SIGNATURES




As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Registration Statement or amendment thereto to be signed on its behalf, in the City and State of New York, on this 28th day of December, 1998.




                                              THE EQUITABLE LIFE ASSURANCE
                                              SOCIETY OF THE UNITED STATES
                                                       (Depositor)



                                          By:  /s/ Jerome S. Golden
                                              ----------------------
                                                   Jerome S. Golden
                                                   Executive Vice President,
                                                   Product Management Group,
                                                   The Equitable Life Assurance
                                                   Society of the United States




      As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

Michael Hegarty                           President, Chief Operating Officer
                                          and Director

Edward D. Miller                          President, Chief Executive Officer
                                          and Director


PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                          Vice Chairman of the Board,
                                          Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:



/s/ Alvin H. Fenichel                     Senior Vice President and Controller
---------------------
Alvin H. Fenichel
December 28, 1998



DIRECTORS:

Francoise Colloc'h      Donald J. Greene               George T. Lowy
Henri de Castries       John T. Hartley                Edward D. Miller
Joseph L. Dionne        John H.F. Haskell, Jr.         Didier Pineau-Valencienne
Denis Duverne           Michael Hegarty                George J. Sella, Jr.
William T. Esrey        Mary R. (Nina) Henderson       Stanley B. Tulin
Jean-Rene Fourtou       W. Edwin Jarmain               Dave H. Williams
Norman C. Francis       G. Donald Johnston, Jr.




By: /s/ Jerome S. Golden
    --------------------
        Jerome S. Golden
        Attorney-in-Fact
        December 28, 1998.

                              EXHIBIT INDEX
                              -------------

 EXHIBIT NO.                                                                    TAG VALUE
 -----------                                                                    ---------

4(n)    Form of Data Pages (as revised) for Equitable Accumulator Select (IRA,  EX-99.4n
        NQ, QP, and TSA)

4(o)    Form of Endorsement No. 98ENIRAI-IM to Contract No. 1050-94IC and the   EX-99.4o
        Certificates under the Contract

5(f)    Form of Enrollment Form/Application (as revised) for Equitable          EX-99.5f
        Accumulator Select (IRA, NQ, QP, and TSA)

10(a)   Consent of PricewaterhouseCoopers LLP                                   EX-99.10a